Segment Information	12 Months Ended
Dec. 31, 2017
Segment Information
Segment Information

18.Segment Information

Revenues from different product groups and services are as follows:

	For the Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Merchandise sales
Watches	833,208	863,382	1,122,756
Bags	519,841	691,474	837,516
Clothing, Footwear and Accessories	189,267	403,722	833,102
Jewelleries	152,739	531,533	703,216
Other products	29,684	76,761	184,205

Total merchandise sales	1,724,739	2,566,872	3,680,795

Marketplace and other services:
Marketplace services	10,441	15,707	42,114
Other services	7,948	11,243	17,546

Total marketplace and other services:	18,389	26,950	59,660

Total net revenues	1,743,128	2,593,822	3,740,455

The following summarizes the Group’s net revenues from the following geographic areas:

	For the Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Mainland China	1,590,218	2,379,062	3,435,661
Hong Kong	145,461	201,559	286,807
Others	7,449	13,201	17,987

Total net revenues	1,743,128	2,593,822	3,740,455

The following summarizes the Group’s long-lived assets (including property and equipment, net and other non-current assets) from the following geographic areas:

	As of December 31,
	2016	2017
	RMB	RMB
Mainland China	29,230	38,366
Hong Kong	1,961	1,629
Others	6,188	8,883

Total long-lived assets	37,379	48,878